Financing Arrangements - Term loan (Details)			12 Months Ended
	Dec. 21, 2017 USD ($)	Feb. 03, 2016 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Nov. 10, 2016 USD ($)
Financing Arrangements
Debt issuance costs written off			$ 496,000
CIT Bank, N.A. Term Loan
Financing Arrangements
Proceeds from secured debt		$ 160,000,000.0
Quarterly principal payment, as a percent		0.625%
Debt instrument term		6 years	5 years
Face amount of debt	$ 327,500,000				$ 117,500,000
Minimum leverage ratio, first period			4.75
Minimum leverage ratio, second period			4.5
Minimum fixed charge coverage ratio			1.25
Repayment of principal			$ 50,000,000.0
Deferred financing costs			1,800,000	$ 3,400,000
Debt issuance costs written off			$ 500,000
CIT Bank, N.A. Term Loan | ABR
Financing Arrangements
Margin rate, as a percent		4.00%
CIT Bank, N.A. Term Loan | London Interbank Offered Rate (LIBOR) [Member]
Financing Arrangements
Margin rate, as a percent		5.00%
Term A Loan
Financing Arrangements
Quarterly principal payment, as a percent			0.6925%
Effective interest rate (as percent)			4.75%	5.79%
Face amount of debt	277,500,000
Repayment of principal			$ 42,300,000
Term A Loan | Entity Leverage Ratio In Category One Per Loan Agreement [Member] | Minimum
Financing Arrangements
Leverage ratio threshold			2.00
Term A Loan | Entity Leverage Ratio In Category Two Per Loan Agreement [Member] | Maximum
Financing Arrangements
Leverage ratio threshold			2.00
Term A Loan | ABR | Entity Leverage Ratio In Category One Per Loan Agreement [Member]
Financing Arrangements
Margin rate, as a percent			2.75%
Term A Loan | ABR | Entity Leverage Ratio In Category Two Per Loan Agreement [Member]
Financing Arrangements
Margin rate, as a percent			2.25%
Term A Loan | London Interbank Offered Rate (LIBOR) [Member] | Entity Leverage Ratio In Category One Per Loan Agreement [Member]
Financing Arrangements
Margin rate, as a percent			3.75%
Term A Loan | London Interbank Offered Rate (LIBOR) [Member] | Entity Leverage Ratio In Category Two Per Loan Agreement [Member]
Financing Arrangements
Margin rate, as a percent			3.25%
Term B Loan
Financing Arrangements
Quarterly principal payment, as a percent			0.25%
Effective interest rate (as percent)			5.25%	6.29%
Face amount of debt	50,000,000
Repayment of principal			$ 7,700,000
Term B Loan | ABR
Financing Arrangements
Margin rate, as a percent			3.25%
Term B Loan | London Interbank Offered Rate (LIBOR) [Member]
Financing Arrangements
Margin rate, as a percent			4.25%
Revolving Credit Facility [Member]
Financing Arrangements
Debt instrument term		5 years
Debt issuance costs	$ 400,000	$ 1,100,000
Revolving Credit Facility [Member] | Entity Leverage Ratio In Category One Per Loan Agreement [Member] | Minimum
Financing Arrangements
Leverage ratio threshold			2.00
Revolving Credit Facility [Member] | Entity Leverage Ratio In Category Two Per Loan Agreement [Member] | Maximum
Financing Arrangements
Leverage ratio threshold			2.00
Revolving Credit Facility [Member] | ABR | Entity Leverage Ratio In Category One Per Loan Agreement [Member]
Financing Arrangements
Margin rate, as a percent			2.75%
Revolving Credit Facility [Member] | ABR | Entity Leverage Ratio In Category Two Per Loan Agreement [Member]
Financing Arrangements
Margin rate, as a percent			2.25%
Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member] | Entity Leverage Ratio In Category One Per Loan Agreement [Member]
Financing Arrangements
Margin rate, as a percent			3.75%
Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member] | Entity Leverage Ratio In Category Two Per Loan Agreement [Member]
Financing Arrangements
Margin rate, as a percent			3.25%